CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

NOTE 4 — CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

	2020	2019
Cash	9,060	12,302
Banks and immediately available investments	4,608,144	2,629,350
Cash and cash equivalents	4,617,204	2,641,652

Immediately available investments include investments with maturity up to 90 days, immediate liquidity and low risk of fair value variation.

	2020	2019
Short-term investments	3,041,143	3,652,949

Short-term investments include Bank Deposit Certificates and marketable securities, which are stated at their fair value. Income generated by these investments is recorded as financial income.